PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,639,997	$ 1,574,881
Accumulated depreciation	(405,094)	(351,342)
Total	1,234,903	1,223,539
Land and non-depreciable land improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	530,212	531,265
Depreciable land improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	339,806	325,688
Building and recreational facilities
Property, Plant and Equipment [Line Items]
Property and equipment, gross	416,259	401,607
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	181,619	164,005
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,901	84,444
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	72,687	64,960
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,513	$ 2,912